Summary of Significant Accounting Policies - Schedule of Derivative Liabilities Measured at Fair Value (Details) (10K) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Accounting Policies [Abstract]
Balance at beginning of year	$ 728,080	$ 726,871	$ 1,333,021
Change in derivative liabilities	(722,732)	2,418	(1,212,300)
Net change in fair value included in net loss	4,696	(1,209)	606,150
Ending balance	$ 10,044	$ 728,080	$ 726,871